JPMORGAN TRUST I

J.P. Morgan Municipal Bond Funds

JPMorgan High Yield Municipal Fund

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Sustainable Municipal Income Fund

(each, a “Fund” and collectively, the “Funds”)

(All Share Classes)

Supplement dated July 14, 2023

to the current Prospectuses and Statement of Additional Information

Effective as of the close of business on July 14, 2023, the assets of each Fund were transferred to JPMorgan High Yield Municipal ETF and JPMorgan Sustainable Municipal Income ETF (each, an “Acquiring Fund”), each a series of J.P. Morgan Exchange-Traded Fund Trust, in a tax-free reorganization, and shareholders of each Fund became shareholders of the corresponding Acquiring Fund.

As a result, the Funds are no longer offered for investment, and all references to the Funds in the Prospectuses and the Statement of Additional Information are removed.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MBTF-723